RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
Restricted Cash [Abstract]
RESTRICTED CASH [Text Block]
19. RESTRICTED CASH

Restricted cash is comprised of the following:

	December 31, 2022	December 31, 2021
Escrowed Funds for the acquisition of Jerritt Canyon	$—	$12,570
Current Restricted Cash	$—	$12,570

Nevada Division of Environmental Protection(1)	$17,702	$39,727
Chartis Commutation Account(2)	28,365	27,275
SAT Primero tax dispute(3)	79,126	48,010
Non-Current Restricted Cash	$125,193	$115,012

Total Restricted Cash	$125,193	$127,582

1.During the second quarter of 2022, cash bonds held with the Nevada Division of Environmental Protection (“NDEP”) and the US Forestry Service (“USFS”) were replaced with surety bonds to fund ongoing reclamation and mine closure obligations, with a $5 million letter of credit provided as collateral for these bonds (Note 21). These funds were previously classified as non-current restricted cash until returned to the Company by the NDEP and USFS. During the third quarter of 2022, the NDEP and USFS have returned the cash bonds totaling $44.1 million and these amounts have been re-classified to cash and cash equivalents as at December 31, 2022. Additionally, on November 2, 2021, the Company executed an agreement with the NDEP relating to funds required to establish a trust agreement to cover post-closure water treatment cost at Jerritt Canyon. During the year, the Company funded $17.7 million into a trust; these amounts are included within non-current restricted cash as at December 31, 2022.
2.The Company owns an environmental risk transfer program (the "ERTP") for Jerritt Canyon from American Insurance Group ("AIG"). As part of the ERTP, $28.4 million is on deposit in an interest-bearing account with AIG (the "Commutation Account"). The Commutation Account principal plus interest earned on the principal is used to fund ongoing reclamation and mine closure obligations. The Company can elect to extinguish all rights under the policy, which would release AIG from reclamation cost and financial assurance liabilities, and substitute with replacement bonds. AIG would pay Jerritt Canyon the remaining balance in the Commutation Account.
3.In connection with the dispute between Primero Empresa Minera, S.A. de C.V. ("PEM") and the Servicio de Admistracion Tributaria ("SAT") in relation to the advanced pricing agreement (Note 28), the tax authority has frozen a PEM bank account with funds of $79.1 million (1,532 million MXN) as a guarantee against certain disputed tax assessments. This balance consists of Value Added Tax ("VAT") refunds that the Company has received which were previously withheld by the tax authority. The Company does not agree with SAT's position and has challenged it through the relevant legal channels.